Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 53,305	$ 330,000	$ 3,871,812
Revenues - related parties			1,240,708
Total Revenues	53,305	330,000	5,112,520
Cost of Revenues
Cost of revenues	38,534	43,056	1,653,028
Total cost of revenues	38,534	43,056	1,653,028
Gross profit	14,771	286,944	3,459,492
Operating expenses
Selling, general & administrative expenses	964,470	1,369,701	3,876,872
Research and development expenses	63,450	127,117	1,028,249
Bad debt expenses			923,217
Total operating expenses	1,027,920	1,496,818	5,828,338
Loss from operations	(1,013,149)	(1,209,874)	(2,368,846)
Other income (expenses)
Other income	1,687	118,709	534,246
Other expense	(9,343)	(363,815)	(511,908)
Gain (loss) on equity method investment		33,684	(35,174)
Total other expense	(7,656)	(211,422)	(12,836)
Loss from continuing operation before provision of income taxes	(1,020,804)	(1,421,296)	(2,381,682)
Provision for income taxes expenses	(76,343)	(64,615)	595,421
Net loss from continuing operation	(1,097,148)	(1,485,911)	(1,786,261)
Discontinued operation
Loss from discontinued operation, net of income tax	(322,490)	(76,944)	(11,698,538)
Gain from disposal	347,990		5,072,068
Gain (loss) from discontinued operation, net of income tax	25,500	(76,944)	(6,626,470)
Net loss	(1,071,648)	(1,562,855)	(8,412,731)
Comprehensive loss
Net loss	(1,071,648)	(1,562,855)	(8,412,731)
Other comprehensive income
Foreign currency translation adjustment	(154,767)	95,060	284,923
Total comprehensive loss	$ (1,226,415)	$ (1,467,795)	$ (8,127,808)
(Loss) earnings per common share
Continuing operations - Basic and Diluted (in Dollars per share)	$ (0.05)	$ (0.07)	$ (0.09)
Discontinued operations - Basic and Diluted (in Dollars per share)	0.00	0.00	(0.31)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.05)	$ (0.07)	$ (0.40)
Weighted average Class A ordinary shares outstanding, basic and diluted (in Shares)	21,787,892	21,298,540	20,951,074